Biological Assets (Details) - Schedule of Biological Assets - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Changes in Biological Assets [Abstract]
Balance at the beginning of the period, Current	$ 1,712,153	$ 1,861,106	$ 1,861,106		$ 1,327,675		$ 984,417
Balance at the beginning of the period, Non-current	531,477	501,958	501,958		402,297		342,249
Business combination adjustments, Current		(24,542)	(24,542)	[1]	171,362	[1]	162,064	[1]
Business combination adjustments, Non-current				[1]	38,020	[1]	12,311	[1]
Increase by reproduction (born) and cost to reach maturity, Current	5,558,884	6,346,456	12,889,376		12,225,934		10,069,305
Increase by reproduction (born) and cost to reach maturity, Non-current	706,708	459,082	836,047		790,192		592,871
Reduction for slaughter, sale or consumption, Current	(6,128,285)	(6,775,834)	(13,522,290)		(12,545,787)		(10,428,491)
Reduction for slaughter, sale or consumption, Non-current	(34,115)	(29,099)	(66,503)		(82,344)		(52,846)
Purchases, Current	215,014	242,659	397,946		536,267		431,500
Purchases, Non-current	121,516	88,164	180,727		164,921		162,930
Decrease by death, Current	(231,964)	(58,366)	(168,073)		(81,952)		(33,141)
Decrease by death, Non-current	(6,606)	(9,578)	(17,865)		(14,886)		(9,707)
Fair value adjustments, Current	29,946	(89,937)	(85,715)		36,102		(35,455)
Fair value adjustments, Non-current	(63)		700		4		71
Reclassification from non-current to current, Current	477,614	184,133	307,195		292,149		211,186
Reclassification from non-current to current, Non-current	(477,614)	(184,134)	(307,195)		(292,149)		(211,186)
Exchange rate variation, Current	(83,714)	55,621	57,150		(100,644)		(33,710)
Exchange rate variation, Non-current	(23,950)	13,773	12,426		602		(7,900)
Amortization, Current
Amortization, Non-current	(305,815)	(289,301)	(608,818)		(504,699)		(426,496)
Balance at the end of the period, Current	1,549,648	1,741,296	1,712,153		1,861,106		1,327,675
Balance at the end of the period, Non-current	$ 511,538	$ 550,866	$ 531,477		$ 501,958		$ 402,297

[1]	Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.